Note 3 - Revision of Previously Issued Financial Statements	12 Months Ended
Jan. 31, 2014
Accounting Changes and Error Corrections [Abstract]
Accounting Changes and Error Corrections [Text Block]
Note 3 – Revision of Previously Issued Financial Statements

During the second quarter of fiscal 2014, as a result of a tax audit, it was determined that our recognizable net operating losses available for carryforward were understated. As at January 31, 2013, we had understated both deferred tax assets and shareholders’ equity by $1.2 million. In accordance with ASC Topic 250, “Accounting Changes and Error Corrections”, management assessed the materiality of this prior period error and concluded that it was not material to any previously issued financial statements, but adjusting for the error in the second quarter of fiscal 2014 could have a material impact on the results of the current period. Accordingly, we have revised our previously issued consolidated financial statements, as applicable.

The following table presents the impact of the revision on our previously issued audited consolidated balance sheet as at January 31, 2013:

	As Reported	Revision	As Revised
Deferred income taxes	23,945	1,197	25,142
Total assets	274,910	1,197	276,107

Accumulated deficit	(308,733)	1,197	(307,536)
Total shareholders’ equity	237,042	1,197	238,239

The following table presents the impact of the revision on our previously issued audited consolidated statement of shareholders’ equity:

	As Reported	Revision	As Revised
Accumulated deficit
Balance, as at February 1, 2011	(336,755)	1,197	(335,558)
Balance, as at February 1, 2012	(324,729)	1,197	(323,532)
Balance, as at January 31, 2013	(308,733)	1,197	(307,536)

Total shareholders’ equity
Balance, as at January 31, 2012	218,556	1,197	219,753
Balance, as at January 31, 2013	237,042	1,197	238,239